Average Annual Total Returns{- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund K PRO-06 - Fidelity® International Discovery Fund	Fidelity International Discovery Fund-Class K Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Class K Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Class K Return Before Taxes Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	27.64%	6.70%	6.56%	22.29%	5.88%	5.67%